COMPANY'S OPERATIONS	12 Months Ended
Dec. 31, 2023
COMPANY'S OPERATIONS
COMPANY'S OPERATIONS
1.    COMPANY'S OPERATIONS
Suzano S.A. (“Suzano”), together with its subsidiaries (collectively the “Company”), is a public company with its headquarters in Brazil, at Avenida Professor Magalhães Neto, No. 1,752 - 10th floor, rooms 1010 and 1011, Bairro Pituba, in the city of Salvador, State of Bahia, and its main business office in the city of São Paulo.
Suzano’s shares are traded on B3 S.A. (“Brasil, Bolsa, Balcão - “B3”), listed in the New Market under the ticker SUZB3, and its American Depositary Receipts (“ADRs”) in a ratio of 1 (one) per common share, Level II, are traded in the New York Stock Exchange (“NYSE”) under the ticker SUZ.
The Company has 13 industrial units, located in the cities of Cachoeiro de Itapemirim and Aracruz (Espírito Santo State), Belém (Pará State), Eunápolis and Mucuri (Bahia State), Maracanaú (Ceará State), Imperatriz (Maranhão State), Jacareí, Limeira, Mogi das Cruzes and two units in Suzano (São Paulo State) and Três Lagoas (Mato Grosso do Sul State). Additionally, it has four technology centers, 30 distribution centers and four ports, all located in Brazil.
These units produce hardwood pulp from eucalyptus, coated paper, paperboard, uncoated paper and cut size paper and packages of sanitary paper (consumer goods - tissue) to serve the domestic and foreign markets.
Pulp and paper are sold in foreign markets by Suzano, as well as through its wholly-owned subsidiaries and/or its sales offices in Argentina, Austria, China, Ecuador, United States of America and Singapore.
The Company’s operations also include the commercial management of eucalyptus forest for its own use, the operation of port terminals, and the holding of interests, as a partner or shareholder, in other companies or enterprises, and the generation of electricity in the pulp production process and its commercialization.
The Company is controlled by Suzano Holding S.A., through a voting agreement whereby it holds 46.97% of the common shares of its share capital.
The financial statements were approved and their issuance authorized by the Board of Directors on February 28, 2024.
1.1.Equity interests
The Company holds equity interests in the following entities:

			% equity interest
Entity/Type of investment	Main activity	Country	December 31, 2023	December 31, 2022

Consolidated
F&E Tecnologia do Brasil S.A. (Direct)	Biofuel production, except alcohol	Brazil	100.00%	100.00%
Fibria Celulose (USA) Inc. (Direct)	Business office	United States of America	100.00%	100.00%
Fibria Overseas Finance Ltd. (Direct)	Financial fundraising	Cayman Island	100.00%	100.00%
Fibria Terminal de Celulose de Santos SPE S.A. (Direct)	Port operations	Brazil	100.00%	100.00%
FuturaGene Ltd.	Biotechnology research and development	England	100.00%	100.00%
FuturaGene Delaware Inc. (Indirect)	Biotechnology research and development	United States of America	100.00%	100.00%
FuturaGene Israel Ltd. (Indirect)	Biotechnology research and development	Israel	100.00%	100.00%
FuturaGene Inc. (Indirect)	Biotechnology research and development	United States of America	100.00%	100.00%
Maxcel Empreendimentos e Participações S.A. (Direct)	Holding	Brazil	100.00%	100.00%
Itacel - Terminal de Celulose de Itaqui S.A. (Indirect)	Port operations	Brazil	100.00%	100.00%
MMC Brasil Indústria e Comércio Ltda (Direct) (1)	Industrialization and commercialization of wipes, cleaning and sanitary and personal hygiene products.	Brazil	—%
Mucuri Energética S.A. (Direct)	Power generation and distribution	Brazil	100.00%	100.00%
Paineiras Logística e Transportes Ltda. (Direct)	Road freight transport	Brazil	100.00%	100.00%
Portocel - Terminal Espec. Barra do Riacho S.A. (Direct)	Port operations	Brazil	51.00%	51.00%
Projetos Especiais e Investimentos Ltda. (Direct)	Commercialization of equipment and parts	Brazil	100.00%	100.00%
SFBC Participações Ltda. (Direct)	Packaging production	Brazil	100.00%	100.00%
Stenfar S.A. Indl. Coml. Imp. Y. Exp. (Direct)	Commercialization of paper and computer materials	Argentina	100.00%	100.00%
Suzano Austria GmbH. (Direct)	Financial fundraising	Austria	100.00%	100.00%
Suzano Canada Inc. (Direct)	Lignin research and development	Canada	100.00%	100.00%
Suzano Ecuador S.A.S. (Direct) (2)	Business office	Ecuador	100.00%
Suzano Finland Oy (Direct)	Industrialization and commercialization of cellulose, microfiber cellulose and paper	Finland	100.00%	100.00%
Suzano International Finance B.V (Direct)	Financial fundraising	Netherlands	100.00%	100.00%
Suzano International Holding B.V (Direct) (3)	Holding	Netherlands	100.00%
Suzano International Trade GmbH. (Direct)	Business office	Austria	100.00%	100.00%
Suzano Material Technology Development Ltd. (Direct)	Biotechnology research and development	China	100.00%	100.00%
Suzano Netherlands B.V. (Direct) (3)	Financial fundraising	Netherlands	100.00%
Suzano Operações Industriais e Florestais S.A. (Direct)	Industrialization, commercialization and exporting of pulp	Brazil	100.00%	100.00%
Suzano Pulp and Paper America Inc. (Direct)	Business office	United States of America	100.00%	100.00%
Suzano Pulp and Paper Europe S.A. (Direct)	Business office	Switzerland	100.00%	100.00%
Suzano Shanghai Ltd. (Direct)	Business office	China	100.00%	100.00%
Suzano Shanghai Trading Ltd. (Direct) (4)	Business office	China	100.00%
Suzano Singapore Pte. Ltd (Direct) (5)	Business office	Singapore	100.00%
Suzano Trading International KFT(Direct)	Business office	Hungary	100.00%	100.00%
Suzano Ventures LLC (Direct)	Corporate venture capital	United States of America	100.00%	100.00%

Joint operation
Veracel Celulose S.A. (Direct)	Industrialization, commercialization and exporting of pulp	Brazil	50.00%	50.00%

			% equity interest
Entity/Type of investment	Main activity	Country	December 31, 2023	December 31, 2022

Equity
Biomas Serviços Ambientais, Restauração e Carbono S.A. (Direct) (6)	Restoration, conservation and preservation of forests	Brazil	16.66%	100.00%
Ensyn Corporation (Direct) (7)	Biofuel research and development	United States of America	25.53%	26.59%
F&E Technologies LLC (Direct/Indirect)	Biofuel production, except alcohol	United States of America	50.00%	50.00%
Ibema Companhia Brasileira de Papel (Direct)	Industrialization and commercialization of paperboard	Brazil	49.90%	49.90%
Spinnova Plc (Direct) (“Spinnova”)	Research of sustainable raw materials for the textile industry	Finland	18.78%	19.03%
Woodspin Oy (Direct/Indirect) (“Woodspin”)	Development and production of cellulose-based fibers, yarns and textile filaments	Finland	50.00%	50.00%

Fair value through other comprehensive income
Celluforce Inc. (Direct)	Nanocrystalline pulp research and development	Canada	8.28%	8.28%

(1)On June 1, 2023, the Company completed the acquisition of MMC Brasil and on November 1, 2023 the legal entity has fully merged by Suzano S.A. (Note 1.2.3.)
(2)On March 8, 2023, establishment of legal entity with full equity interest from Suzano S.A.
(3)On December 13, 2023, establishment of legal entity with full equity interest from Suzano S.A.
(4)On May 19, 2023, establishment of legal entity with full equity interest from Suzano S.A.
(5)On May 23, 2023, establishment of legal entity with full equity interest from Suzano S.A.
(6)On February 27 and March 21, 2023, equivalent contributions were made by the six shareholders of Biomas to constitute an equity interest (Note 1.2.6).
(7)On May 17, 2023, and on October 18, 2023the percentage of interest was changed due to the dilution of the shares.
1.2.Major events in the year
1.2.1.Effects of the war between Russia and Ukraine, and Middle East conflict
The Company has continuously monitored the impacts of the current war between Russia and Ukraine, and the Middle East conflict, both direct and indirect, on society, the economy and markets (global and domestic), with the objective of evaluating possible impacts and risks for the business.
The Company’s assessment has covered five main areas:
(i)Personnel: Suzano has local employees and facilities in the city of Rehovot in Israel, through its subsidiary, FuturaGene Israel Ltd. The Company continuously monitors the situation.
In the context of the conflict between Russia and Ukraine, Suzano does not have employees or facilities of any kind in locations related to the conflict.
(ii)Supply Chain: the Company did not identify any short-term or long-term risk of possible interruptions or shortages of materials for its industrial and forestry activities. So far, the only effects observed have been greater volatility in commodities and energy prices.
(iii)Logistics: internationally, there was no material change in the Company’s logistical operations, with all the routes used remaining substantially unchanged and the moorings in the planned locations being maintained. At the domestic level, no changes in logistical flows were identified.
(iv)Commercial: to date, the Company has continued with its transactions as planned, maintaining service to its customers in all its sectors of activity. Sales to a few customers located in Russia were suspended, without any significant financial impact.
(v)Continuity of operations: The conflict in Israel may result in disruptions to the biotechnology research and development operations of FuturaGene Israel Ltd.
As a result of the current scenario, the Company has taken steps to expand its monitoring of the situation, together with its main stakeholders, in order to ensure any updates and information are shared with its global decision-making are available in a timely manner.
1.2.2.Cerrado Project
On October 28, 2021, the Company’s Board of Directors approved the realization of the Cerrado Project, which consists of building a pulp production mill in the municipality of Ribas do Rio Pardo, in the state of Mato Grosso do Sul.
The plant will have an estimated nominal capacity of 2,550,000 tons of eucalyptus pulp production per year, with an estimated period for starting operations in the first semester of 2024. The total investment is R$22,200,000, with substantial payments during the years of 2021 to 2025.
1.2.3.Acquisition of tissue business in Brazil
On June 1, 2023, the Company acquired the totality of the quotas held by Kimberly-Clark Brasil Indústria e Comércio de Produtos de Higiene Ltda. (“KC Brasil”) in MMC Brasil Indústria e Comércio Ltda (“MMC Brasil”), located in Mogi das Cruzes (São Paulo), for the consideration of US$212,029 million (equivalent to R$1,072,657) paid in cash (“Transaction”). On September 15, 2023, Suzano was reimbursed in the amount of R$11,939 due to variations on the closing balance related to working capital, cash and estimated value of inventory which results with an adjusted total purchase consideration of R$1,060,718.
MMC Brasil had no operations until the contribution made by KC Brasil as a result of the carve out carried out in May 25, 2023 of the assets related to the business of manufacturing, marketing, distributing and selling of tissue products, including toilet paper, paper towels, napkins, tissues, as well as other paper products in Brazil, including ownership of the brand “NEVE” of KC Brasil.
The following table summarizes the allocation of the purchase price:

Total purchase consideration (full payment on closing)	1,072,657
Price Adjustment (working capital)	(11,939)
Final total purchase consideration (full payment on closing)	1,060,718
Book value of Shareholders' Equity of MMC Brasil	587,226

Fair value adjustment
Inventories (1)	7,120
Property, plant and equipment (2)	105,858
Trademark and patents (3)	189,655
Net identifiable assets acquired	889,859
Goodwill (4)	170,859

(1)    Measured considering the balance of finished products based on selling price, net of selling expenses.
(2)    Measured based on the analysis of market data on comparable transactions and cost quantification, based on the estimate of replacement or replacement value of the assets.
(3)    Measured based on revenue projections for products under the evaluated brands, according to the Refief from Royalties methodology.
(4)    Goodwill is attributable to the workforce and expected future profitability of the acquired business. It will be deductible for tax purposes.
Considering the fact that MMC Brasil was created based on a carve out of a portion of the KC Brasil businesses, counterparty of the transaction, there is no previous history of revenue and/or profits specifically for the acquired entity to be considered or included in a pro forma consolidated revenue and pro forma consolidated profit as if the acquisition had occurred on January 1, 2023.
No deferred tax was recognized on the fair value adjustments, as MMC was merged on November 1, 2023.
Acquisition related costs of R$22,752 are included in administrative expenses in profit or loss.
1.2.4.Federal Supreme Court (“STF”) decision – Effectiveness of final and unappealable tax decisions
On February 8, 2023, the Federal Supreme Court in Brazil concluded the judgments of Items 881 and 885, which discussed the effects of res judicata. The Company is not a party to any litigation related to a tax not being collected due to a past decision considered unappealable, therefore, the Company has no material adjustment due to the decision.
1.2.5.Treasury shares cancelled
On February 28, 2023, the Board of Directors decided to cancel 37,145,969 common shares, with an average cost of R$40.84 (forty reais and eighty-four cents) per share, in the amount of R$1,517,224, that were being held in treasury, without changing the share capital and against the balances of available profit reserves. After the cancellation of shares, the share capital of R$9,269,281 is now divided into 1,324,117,615 common shares, all nominative, book-entry and without par value.
1.2.6.Biomas
On September 5, 2022, Biomas Serviços Ambientais, Restauração e Carbono Ltda. (“Biomas”) was initially established by Suzano S.A.
On November 12, 2022, Suzano in partnership with Itaú Unibanco S.A, Marfrig Global Foods S.A., Rabobank Foundational Investments B.B., Santander Corretora de Seguros, Investimentos e Serviços S.A. and Vale S.A., announced an alliance during an event held at the Climate Conference, COP27, in Egypt, for the creation of a company focused entirely to forest restoration, conservation and preservation activities in Brazil.
After the transformation of Biomas into a joint venture, Suzano, together with Marfrig, Rabobank and Vale, made a commitment to invest R$20,000 each partner, in accordance to the terms of the respective investment agreements on February 27, 2023, once the conditions precedent and closing acts established in said agreements were fulfilled. Itaú and Santander made their respective capital contributions on March 21, 2023.
For the year ended December 31, 2023, the amount of R$30,000 (R$5,000 for each partner) was fully paid with a remaining balance of R$90,000 (R$15,000 for each partner) to be paid.
With the above investments, each company now holds 16.66% of equity interest at Biomas.
1.2.7.Interest on own capital
On December 1, 2023, the Board of Directors approved the distribution of interest on equity in the total gross amount of R$1,500,000, at the ratio of BRL 1.163375077 per share, considering the number of “ex-treasury” shares at the date of the distribution, as remuneration based on the profit shown in the balance sheet dated September 30, 2023.
Interest on own capital is subject to a withholding income tax of 15%, except for shareholders who are proven to be exempt, in accordance with legislation in force. Income tax in the amount of R$190,119, was withheld and paid in December 2023.
Furthermore, the interest on own capital declared herein was attributed to the minimum mandatory dividend for the 2023 fiscal year and deducted from the amount declared by the Ordinary General Meeting, to be held in 2024, in accordance with statutory and legal provisions. (Note 25.2).
1.2.8.Tax reform consumption
On December 20, 2023, Constitutional Amendment (“EC”) no. 132 was enacted, which establishes the Tax Reform (“Reform”) on consumption. Several topics, including the rates of new taxes, are still pending regulation via infraconstitutional legislation, in particular Complementary Laws (“LC”), which must be forwarded for evaluation by the National Congress within 180 days.
The Reform model is based on a VAT (Value Added Tax) divided into two competences (“dual VAT”), one federal (Contribution on Goods and Services - CBS) and one subnational (Tax on Goods and Services - IBS), which will replace the PIS, COFINS, ICMS and ISS taxes.
A Selective Tax (“IS”) was also created – under federal jurisdiction, which will apply to the production, extraction, commercialization or import of goods and services that are harmful to health and the environment, under the terms of LC.
There will be a transition period between the years 2026 and 2033, in which the two tax systems – old and new – will coexist. The impacts of the Reform on the calculation of the aforementioned taxes, from the beginning of the transition period, will only be fully known upon effective regulation via infraconstitutional legislation. Consequently, there is no effect of the Reform on the financial statements as of December 31, 2023.
1.2.9.Forestry assets acquisition
On December 23, 2023, the Company entered into a purchase and sale agreements for the acquisition of 100% of the share capital of the companies Timber VII SPE S.A. and Timber XX SPE S.A., owned by BTG Pactual Timberland Investment Group, LLC.
The price to be paid in cash for these acquisitions is R$1,826,000 and is subject to usual adjustments in operations of this nature. Additionally, the price will be converted to dollars if the closing occurs after March 31, 2024. This transaction is subject to the approval of the Brazilian antitrust authorities (“CADE”) and other usual conditions precedent for this type of deal. The transaction will be accounted for once the conditions for closing are fulfilled.